UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street
, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954)527-7500

Date of fiscal year end: 12/31

Date of reporting period: 12/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report and Shareholder Letter
Templeton Global
Balanced Fund
A Series of Templeton Global Investment Trust
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Templeton Global Investment Trust

franklintempleton.com
Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Templeton
Global Balanced Fund for the 12-month reporting period
ended December 31, 2023. Please read on for a detailed
look at prevailing economic and market conditions during the
Fund’s reporting period and to learn how those conditions
have affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance.
• Market insights and commentaries from our portfolio
Managers, and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Manraj S. Sekhon, CFA
Chief Investment Officer
Templeton Global Equity Group
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Annual Report

Contents
Fund Overview 3
Performance Summary 7
Your Fund’s Expenses 10
Financial Highlights and Schedule of Investments 11
Financial Statements 26
Notes to Financial Statements 31
Report of Independent Registered
Public Accounting Firm 45
Tax Information 46
Board Members and Officers 47
Shareholder Information 52
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund seeks both income and capital appreciation.
We search for undervalued or out-of-favor debt and equity
securities and for equity securities that offer or may offer current income.
When choosing fixed income investments for the Fund, we
perform an independent analysis of the securities being
considered for the Fund’s portfolio, rather than relying
principally on their ratings assigned by rating agencies. In our analysis of corporate debt securities, we consider a
variety of factors, including a company’s experience and
managerial strength; responsiveness to changes in interest
rates and business conditions; debt maturity schedules and
borrowing requirements; a company’s changing financial
condition and market recognition of the change; and a
security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage
and earnings prospects. With respect to sovereign debt
securities, we consider market, political and economic
conditions, and evaluate interest and currency exchange rate changes and credit risks.
We regularly enter into currency-related transactions
involving certain derivative instruments, including currency and cross currency forwards, currency and currency options.
The Fund maintains significant positions in currency-
related derivative instruments as a hedging technique or to
implement a currency investment strategy. The use of these
derivative transactions may allow the Fund to obtain net long or net short exposures to selected currencies, interest rates, countries, durations or credit risks, and may be used for
hedging or investment purposes.
When choosing equity securities for the Fund, we use a
fundamental research, value-oriented, long-term approach,
focusing on the market price of a security relative to our
evaluation of the company’s long-term earnings, asset value
and cash flow potential, as reflected by various metrics. The
Fund may also use a variety of equity-related derivatives,
which may include equity futures and equity index futures for various purposes.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Inflation rates in most countries peaked, and in many
cases fell sharply from the multi-year (and in some cases,
multi-decade) highs that had been reached during 2022.
Core inflation measures, which usually exclude volatile food and energy prices, were stickier due to services prices, but by year-end most of these had shown sharp deceleration
too.
In response to inflation developments, the monetary policy
pivot away from tightening became increasingly clear over
the course of the year, and it was seemingly confirmed
by the U.S. Federal Reserve (Fed) by signaling a pause
at its December 2023 policy meeting. The year had been
characterized by continued deceleration in the pace of
interest-rate hikes and some pausing amongst developed
market central banks, with certain emerging markets
(particularly those who had been early and/or aggressive
movers during the upcycle) embarking on rate cuts.
In bond markets, the U.S. 10-year yield was unchanged over
the course of the year, but most other sovereign bond yields fell. Japanese bond yields, however, rose, as the Bank of
Japan loosened its yield curve control policy over the course of the year.
Concerns about global growth remained. Growth rates
remained positive, but major economies have been slowing
more recently.
The U.S. dollar (USD) largely moved sideways over the
year, softening somewhat on a year-end-to-year-end
basis. Currency performances were mixed, but in general
European and Latin American currencies appreciated
against the USD while those in Asia depreciated.
Policy tightening during the course of 2023 exposed some
structural risks associated with prior large fiscal spending and excessive monetary accommodation, manifesting in the
form of banking problems in the U.S. and Europe, and debt
restructurings in some frontier markets. However, these did
not lead to wider market disruptions.
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a +22.20%
total return for the 12 months ended December 31, 2023.
Q. How did we respond to these changing market
conditions?
A. During the year, the equity portfolio increased exposure
to cyclicals and interest rate-sensitive stocks such as banks, airlines and homebuilders. Financials were realigned toward
Europe, and we favored airlines with strong market positions, cheap valuations and solid balance sheets. We also initiated positions in special situation stocks, while lower conviction ideas were exited to fund new ideas.

Templeton Global Balanced Fund

franklintempleton.com
Annual Report
In the fixed-income portfolio, we continued to aim at a
high overall portfolio yield by holding higher-yielding local-
currency positions in specific emerging markets. We have
emphasized select local-currency sovereign bonds in
countries that we view as having resilient fundamentals.
As the year progressed, we identified the countries we
considered most likely to benefit from the trends described
in the overall market conditions, such as those countries
in Latin America who had previously been aggressive
responders to rising inflation and stayed ahead of the
curve, thus placing themselves in a relatively strong policy position for when the rate cycle turned. In sovereign bonds, we extended duration in select countries where we saw
opportunity from inflation and interest-rate cycles rolling
over, or where we saw improving fundamentals in a range of
factors from fiscal progress to reshoring. In foreign exchange exposure, we considered countries whose currencies were
likely to benefit from changing growth and interest rate
differentials against the U.S.-dollar and which also had
solid fundamental support, with overweighted currency
exposures focused on countries that generally have strong
trade dynamics, current account surpluses, better fiscal
management and stronger growth potential, notably in Asia.
Along with extending duration where deemed appropriate,
we also took profit in some positions as cycles turned. Near the end of the year when it became clearer that the Fed had
reached a peak in rates, we identified specific opportunities in the emerging market sovereign credit space.
Performance Overview
The Fund’s Class A shares posted +13.80% cumulative
total return for the 12 months under review. In comparison,
the Fund’s Blended Benchmark, the custom 50% MSCI
All Country World Index (ACWI)-NR + 50% Bloomberg
Multiverse Index, posted a +13.95% cumulative total
return.
1
The Fund's equity benchmark, the MSCI ACWI-
NR, which measures the equity market performance
of global developed and emerging markets, posted a
+22.20% cumulative total return and the Fund's fixed
income benchmark, the Bloomberg Multiverse Index, which
provides a broad-based measure of the global fixed income
bond market, posted a +6.05% cumulative total return.
2
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
an
Q. What were the leading contributors to performance?
A. Within the equity portfolio, stock selection in the
industrials sector was the largest contributor to relative
performance for the year. Exposure to this diverse sector
reflects specific trends rather than a macro call on the
strength of the global economy or a view that the sector in
aggregate is attractively valued.
An underweight and stock selection in the health care sector also contributed significantly to relative returns. This was driven by the outperformance of holdings in health care
providers, life sciences and biotechnology.
At the stock level, outperformers included Lenovo Group,
FedEx, Barrat Development, Alphabet, Samsung Electronics
and Siemens.
Regionally, stock selection in Asia, particularly China and
Japan, was the largest contributor to relative performance for the year. In Japan, stocks benefited from domestic tailwinds, the most notable of which are reforms to boost returns on
shareholder equity.
Portfolio Composition
12/31/23
% of Total Net
Assets
Common Stocks 49.6%
Foreign Government and Agency Securities 43.6%
U.S. Government and Agency Securities 1.2%
Other
*
0.0%
Options Purchased 0.1%
Short-Term Investments & Other Net Assets 5.5%
*
Includes financial instruments determined to have no value.
1. Source: FactSet. The Fund’s Blended Benchmark was calculated internally.
2. Source: Morningstar. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
18
.

Templeton Global Balanced Fund

franklintempleton.com
Annual Report
Interest-rate strategies contributed to the relative
performance of the fixed-income portfolio in 2023.
Overweighted duration exposures in Brazil, Colombia,
Hungary, India and Indonesia contributed to relative
performance. Among currencies, overweighted positions
in the Colombian peso, Brazilian real and Chilean peso
contributed to relative results. In credit, overweighted
exposure to sub-investment-grade sovereign debt
contributed to relative return .
Q. What were the leading detractors from performance?
A. The equity portfolio’s underweight and stock selection
in the information technology (IT) sector was the largest
detractor. Limited exposure to rallying U.S. mega-cap tech
stocks was a major headwind to relative performance during
the period.
Stock selection in the communication services sector
also detracted significantly from relative performance
for the year. Amid disruption occurring in traditional U.S.
media distribution and consumption, we have found
select opportunities to own undervalued companies with
differentiated and valuable media content and/or attractive
distribution models.
At the stock level, underperformers included China-exposed
names in technology and financials such as Alibaba and
AIA, Germany-based Bayer and U.S.-based Fidelity National
Information Services, Paramount and Target.
Regionally, stock selection and an underweight in the U.S.
detracted significantly from relative performance for the
period. The U.S. underweight is driven by our bottom-up
search for value and not a reflection of any structurally
unfavorable longer-term view of U.S. equities.
Among currency positions in the fixed-income portfolio,
overweighted positions in the Japanese yen and South
Korean won detracted from relative performance, as did
the Fund’s underweighted exposure to the euro. In credit,
underweighted exposure to corporate investment-grade
sovereign debt detracted from relative return. In interest rate strategies, underweighted duration exposures in the euro
area and the U.S. detracted from relative results.
Geographic Composition
12/31/23
% of Total
Net Assets
United States 23.2%
United Kingdom 6.8%
South Korea 6.2%
Germany 5.8%
Australia 5.0%
India 4.9%
Malaysia 4.7%
Indonesia 4.5%
Brazil 4.4%
Hungary 3.4%
Mexico 3.2%
Netherlands 2.9%
China 2.4%
Colombia 2.0%
France 1.9%
Egypt 1.6%
Romania 1.4%
Dominican Republic 1.3%
Supranational 1.3%
Panama 1.2%
Ecuador 1.0%
Taiwan 1.0%
Other 4.4%
Short-Term Investments & Other Net Assets 5.5%
Top Five Fixed Income Holdings*
12/31/23
Issuer
% of Total
Net Assets
a a
Republic of India 4.9%
Federation of Malaysia 4.7%
Republic of Indonesia 4.5%
Federative Republic of Brazil 4.4%
Queensland Treasury Corp 3.7%
*
Does not include cash and cash equivalents.
Top Five Equity Holdings
12/31/23
Company
Industry , Country
% of Total
Net Assets
a a
Fidelity National Information Services, Inc. 2.6%
Financial Services , United States
Target Corp. 1.8%
Consumer Staples Distribution & Retail , United
States
Samsung Electronics Co. Ltd. 1.8%
Technology Hardware, Storage & Peripherals ,
South Korea
Bank of America Corp. 1.6%
Banks , United States
Delta Air Lines, Inc. 1.4%
Passenger Airlines , United States

Templeton Global Balanced Fund

franklintempleton.com
Annual Report
Q. Were there any significant changes to the Fund
during the reporting period?
A. No. The equity portfolio remained inclined toward stocks
with interest rate sensitivity via significant exposure to
financials, consumer-oriented stocks and deleveraging
stories. We also favored industries in early cycle recovery
such as semiconductors and transports and increased the
portfolio’s overall cyclicality. Geographic diversification was well distributed, with a considerable active weight in Europe at more-than-twice the weight of the benchmark, primarily at the expense of the exposure of U.S. stocks.
The duration of the fixed interest portion of the Fund
increased significantly over the course of the year, although it remained somewhat underweight its index by year-end.
Over the course of the year, we closed out our positions
in the Chinese yuan and the Canadian dollar. We added
a new local currency position in Australia. We also added
new hard currency positions in Panama (USD), Mexico
(Pemex) (USD) and Romania (EUR). We closed out our prior
net negative exposure to the euro, once that currency had
depreciated significantly, and opened a new euro position.
We reduced our positions in the Norwegian krone, South
Korean won, Japanese yen, Brazilian real and Chilean
peso, but increased the Fund’s positions in the Malaysian
ringgit, Hungarian forint and Mexican peso. We switched our
Japanese bond holdings into foreign exchange forwards.
We extended duration in a number of countries, including
in select Asian and Latin American countries as well as in
the U.S. Our Ghanaian bonds were exchanged for new
securities as part of Ghana’s debt restructuring exercise.
Effective May 2023, Calvin Ho joined the Portfolio
Management team.
Thank you for your continued participation in Templeton
Global Balanced Fund. We look forward to serving your
future investment needs.
Michael Hasenstab, Ph.D.
Douglas Grant, CFA
Derek Taner, CFA
Calvin Ho, Ph.D.
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of December 31, 2023
Templeton Global Balanced Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +13.80% +7.61%
5-Year +4.28% -0.28%
10-Year +8.30% +0.23%
Advisor
1-Year +14.48% +14.48%
5-Year +5.99% +1.17%
10-Year +11.44% +1.09%
See page 9 for Performance Summary footnotes.

Templeton Global Balanced Fund
Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(12/31/13–12/31/23)
Advisor Class
(12/31/13–12/31/23)

Templeton Global Balanced Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Liquidity risk exists when securi-
ties or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI ACWI-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index, the Global High-Yield Index and the
Euro Treasury High Yield Index and captures emerging market local currency debt not already included in the Global Aggregate Index. The Fund’s Blended Benchmark was
calculated internally and was composed of 50% for the MSCI ACWI-NR and 50% for the Bloomberg Multiverse Index.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Tax Return
of Capital
A $0.0864
A1 $0.0864
C $0.0673
C1 $0.0761
R $0.0806
R6 $0.0940
Advisor $0.0924
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.22% 1.25%
Advisor 0.97% 1.00%

Your Fund’s Expenses
Templeton Global Balanced Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,061.10 $6.23 $1,019.16 $6.10 1.20%
A1 $1,000 $1,060.90 $6.23 $1,019.16 $6.11 1.20%
C $1,000 $1,056.90 $10.13 $1,015.36 $9.93 1.95%
C1 $1,000 $1,062.80 $8.34 $1,017.12 $8.15 1.60%
R $1,000 $1,063.80 $7.53 $1,017.90 $7.37 1.45%
R6 $1,000 $1,062.70 $4.52 $1,020.82 $4.43 0.87%
Advisor $1,000 $1,062.00 $4.94 $1,020.42 $4.84 0.95%

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021
*
2020
a
2019
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.26 $2.72 $2.82 $2.84 $2.77
Income from investment operations
b
:
Net investment income
c
......................... 0.08 0.07 0.05 0.07 0.11
Net realized and unrealized gains (losses) ........... 0.23 (0.46) (0.09) (0.04) 0.08
Total from investment operations .................... 0.31 (0.39) (0.04) 0.03 0.19
Less distributions from:
Net investment income .......................... — — — (0.05) (0.12)
Tax return of capital ............................ (0.09) (0.07) (0.06) — —
Total distributions ............................... (0.09) (0.07) (0.06) (0.05) (0.12)
Net asset value, end of year ....................... $2.48 $2.26 $2.72 $2.82 $2.84
Total return
d
................................... 13.80% (14.28)% (1.54)% 1.49% 6.96%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.32% 1.32% 1.30% 1.30% 1.22%
Expenses net of waiver and payments by affiliates ....... 1.23% 1.20% 1.20% 1.26% 1.19%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.20% 1.20%
e
1.20%
e
1.26%
e
1.19%
e
Net investment income ........................... 3.53% 2.80% 1.89% 2.85% 3.81%
Supplemental data
Net assets, end of year (000’s) ..................... $206,734 $210,786 $302,724 $354,879 $465,915
Portfolio turnover rate ............................ 61.11% 56.93% 52.63% 74.03% 26.62%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021
*
2020
a
2019
a
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.27 $2.73 $2.83 $2.84 $2.77
Income from investment operations
b
:
Net investment income
c
......................... 0.08 0.07 0.05 0.07 0.11
Net realized and unrealized gains (losses) ........... 0.23 (0.46) (0.09) (0.03) 0.08
Total from investment operations .................... 0.31 (0.39) (0.04) 0.04 0.19
Less distributions from:
Net investment income .......................... — — — (0.05) (0.12)
Tax return of capital ............................ (0.09) (0.07) (0.06) — —
Total distributions ............................... (0.09) (0.07) (0.06) (0.05) (0.12)
Net asset value, end of year ....................... $2.49 $2.27 $2.73 $2.83 $2.84
Total return
d
................................... 13.75% (14.21)% (1.53)% 1.49% 7.33%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.32% 1.32% 1.30% 1.30% 1.22%
Expenses net of waiver and payments by affiliates ....... 1.23% 1.20% 1.20% 1.26% 1.19%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.20% 1.20%
e
1.20%
e
1.26%
e
1.19%
e
Net investment income ........................... 3.53% 2.80% 1.89% 2.86% 3.81%
Supplemental data
Net assets, end of year (000’s) ..................... $104,309 $108,558 $165,287 $198,816 $252,990
Portfolio turnover rate ............................ 61.11% 56.93% 52.63% 74.03% 26.62%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021
*
2020
a
2019
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.26 $2.71 $2.81 $2.82 $2.75
Income from investment operations
b
:
Net investment income
c
......................... 0.06 0.05 0.03 0.05 0.09
Net realized and unrealized gains (losses) ........... 0.23 (0.45) (0.10) (0.03) 0.08
Total from investment operations .................... 0.29 (0.40) (0.07) 0.02 0.17
Less distributions from:
Net investment income .......................... — — — (0.03) (0.10)
Tax return of capital ............................ (0.07) (0.05) (0.03) — —
Total distributions ............................... (0.07) (0.05) (0.03) (0.03) (0.10)
Net asset value, end of year ....................... $2.48 $2.26 $2.71 $2.81 $2.82
Total return
d
................................... 12.90% (14.68)% (2.37)% 0.68% 6.55%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 2.07% 2.08% 2.04% 2.04% 1.97%
Expenses net of waiver and payments by affiliates ....... 1.98% 1.95% 1.95% 2.00% 1.94%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.95% 1.95%
e
1.95%
e
2.00%
e
1.94%
e
Net investment income ........................... 2.74% 2.02% 1.12% 2.02% 3.06%
Supplemental data
Net assets, end of year (000’s) ..................... $13,259 $18,904 $39,982 $83,658 $139,231
Portfolio turnover rate ............................ 61.11% 56.93% 52.63% 74.03% 26.62%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021
*
2020
a
2019
a
Class C1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.27 $2.73 $2.83 $2.84 $2.77
Income from investment operations
b
:
Net investment income
c
......................... 0.07 0.06 0.04 0.06 0.10
Net realized and unrealized gains (losses) ........... 0.24 (0.46) (0.10) (0.03) 0.08
Total from investment operations .................... 0.31 (0.40) (0.06) 0.03 0.18
Less distributions from:
Net investment income .......................... — — — (0.04) (0.11)
Tax return of capital ............................ (0.08) (0.06) (0.04) — —
Total distributions ............................... (0.08) (0.06) (0.04) (0.04) (0.11)
Net asset value, end of year ....................... $2.50 $2.27 $2.73 $2.83 $2.84
Total return
d
................................... 13.71% (14.61)% (2.06)% 1.01% 6.82%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.72% 1.72% 1.68% 1.70% 1.62%
Expenses net of waiver and payments by affiliates ....... 1.63% 1.60% 1.60% 1.66% 1.59%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.60% 1.60%
e
1.60%
e
1.66%
e
1.59%
e
Net investment income ........................... 3.07% 2.39% 1.46% 2.32% 3.41%
Supplemental data
Net assets, end of year (000’s) ..................... $1,340 $1,876 $3,535 $13,050 $27,765
Portfolio turnover rate ............................ 61.11% 56.93% 52.63% 74.03% 26.62%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021
*
2020
a
2019
a
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.27 $2.74 $2.84 $2.85 $2.78
Income from investment operations
b
:
Net investment income
c
......................... 0.08 0.06 0.05 0.07 0.10
Net realized and unrealized gains (losses) ........... 0.23 (0.46) (0.10) (0.03) 0.08
Total from investment operations .................... 0.31 (0.40) (0.05) 0.04 0.18
Less distributions from:
Net investment income .......................... — — — (0.05) (0.11)
Tax return of capital ............................ (0.08) (0.07) (0.05) — —
Total distributions ............................... (0.08) (0.07) (0.05) (0.05) (0.11)
Net asset value, end of year ....................... $2.50 $2.27 $2.74 $2.84 $2.85
Total return .................................... 13.92% (14.77)% (1.77)% 1.68% 6.66%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.57% 1.58% 1.53% 1.43% 1.47%
Expenses net of waiver and payments by affiliates ....... 1.48% 1.45% 1.44% 1.40% 1.44%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.45% 1.45%
d
1.44%
d
1.40%
d
1.44%
d
Net investment income ........................... 3.30% 2.58% 1.66% 2.63% 3.56%
Supplemental data
Net assets, end of year (000’s) ..................... $647 $596 $1,206 $1,591 $2,348
Portfolio turnover rate ............................ 61.11% 56.93% 52.63% 74.03% 26.62%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021
*
2020
a
2019
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.27 $2.73 $2.83 $2.85 $2.78
Income from investment operations
b
:
Net investment income
c
......................... 0.09 0.07 0.06 0.08 0.12
Net realized and unrealized gains (losses) ........... 0.22 (0.45) (0.09) (0.04) 0.08
Total from investment operations .................... 0.31 (0.38) (0.03) 0.04 0.20
Less distributions from:
Net investment income .......................... — — — (0.06) (0.13)
Tax return of capital ............................ (0.09) (0.08) (0.07) — —
Total distributions ............................... (0.09) (0.08) (0.07) (0.06) (0.13)
Net asset value, end of year ....................... $2.49 $2.27 $2.73 $2.83 $2.85
Total return .................................... 14.12% (13.90)% (1.19)% 1.87% 7.32%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.00% 0.98% 1.01% 0.99% 0.92%
Expenses net of waiver and payments by affiliates ....... 0.92% 0.90% 0.86% 0.90% 0.84%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.89% 0.90%
d
0.86%
d
0.90%
d
0.84%
d
Net investment income ........................... 3.86% 3.10% 2.23% 3.18% 4.16%
Supplemental data
Net assets, end of year (000’s) ..................... $3,541 $2,388 $3,227 $4,624 $6,080
Portfolio turnover rate ............................ 61.11% 56.93% 52.63% 74.03% 26.62%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021
*
2020
a
2019
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.27 $2.74 $2.84 $2.85 $2.78
Income from investment operations
b
:
Net investment income
c
......................... 0.09 0.07 0.06 0.08 0.12
Net realized and unrealized gains (losses) ........... 0.23 (0.46) (0.09) (0.03) 0.08
Total from investment operations .................... 0.32 (0.39) (0.03) 0.05 0.20
Less distributions from:
Net investment income .......................... — — — (0.06) (0.13)
Tax return of capital ............................ (0.09) (0.08) (0.07) — —
Total distributions ............................... (0.09) (0.08) (0.07) (0.06) (0.13)
Net asset value, end of year ....................... $2.50 $2.27 $2.74 $2.84 $2.85
Total return .................................... 14.48% (14.32)% (1.28)% 1.75% 7.57%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.07% 1.07% 1.05% 1.04% 0.97%
Expenses net of waiver and payments by affiliates ....... 0.98% 0.95% 0.95% 1.00% 0.94%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.95% 0.95%
d
0.95%
d
1.00%
d
0.94%
d
Net investment income ........................... 3.77% 3.04% 2.14% 3.00% 4.06%
Supplemental data
Net assets, end of year (000’s) ..................... $29,498 $32,777 $57,537 $77,426 $141,277
Portfolio turnover rate ............................ 61.11% 56.93% 52.63% 74.03% 26.62%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Schedule of Investments, December 31, 2023
Templeton Global Balanced Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

.
a a Industry Shares a Value
a
Common Stocks 49.6%
China 2.4%
a
Alibaba Group Holding Ltd. ......... Broadline Retail 438,100 $ 4,219,774
Lenovo Group Ltd. ............... Technology Hardware, Storage & Peripherals 1,372,000 1,919,921
Prosus NV ..................... Broadline Retail 84,605 2,520,733
8,660,428
France 1.9%
Danone SA ..................... Food Products 40,475 2,626,317
b
Forvia SE ...................... Automobile Components 106,678 2,416,878
b
Ubisoft Entertainment SA .......... Entertainment 68,928 1,762,227
6,805,422
Germany 5.8%
Bayer AG ...................... Pharmaceuticals 106,865 3,965,650
Continental AG .................. Automobile Components 37,416 3,178,226
Deutsche Post AG ................ Air Freight & Logistics 77,050 3,814,190
Deutsche Telekom AG ............. Diversified Telecommunication Services 115,576 2,779,206
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 56,040 2,340,695
Siemens AG .................... Industrial Conglomerates 25,520 4,788,440
20,866,407
Hong Kong 0.4%
AIA Group Ltd. .................. Insurance 187,000 1,627,345
Hungary 0.8%
Richter Gedeon Nyrt . ............. Pharmaceuticals 108,183 2,728,901
Japan 0.9%
Honda Motor Co. Ltd. ............. Automobiles 117,300 1,210,190
Mitsubishi Electric Corp. ........... Electrical Equipment 140,600 1,989,011
3,199,201
Netherlands 2.9%
ING Groep NV .................. Banks 225,359 3,379,615
SBM Offshore NV ................ Energy Equipment & Services 163,943 2,252,647
Shell plc ....................... Oil, Gas & Consumable Fuels 141,560 4,658,422
10,290,684
Norway 0.8%
Norsk Hydro ASA ................ Metals & Mining 454,276 3,053,616
South Africa 0.0%
b,c,d
K2016470219 South Africa Ltd., A .... Broadline Retail 32,900,733 —
b,c,d
K2016470219 South Africa Ltd., B .... Broadline Retail 4,646,498 —
—
South Korea 3.1%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 104,671 6,319,050
Shinhan Financial Group Co. Ltd. .... Banks 154,952 4,778,247
11,097,297
Switzerland 0.7%
Adecco Group AG ................ Professional Services 54,593 2,681,095
Taiwan 1.0%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 181,300 3,476,765

Templeton Global Investment Trust
Schedule of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom 6.8%
Barratt Developments plc .......... Household Durables 698,840 $ 5,006,736
BP plc ......................... Oil, Gas & Consumable Fuels 679,989 4,031,498
Imperial Brands plc ............... Tobacco 162,551 3,743,632
Lloyds Banking Group plc .......... Banks 6,214,181 3,769,574
Persimmon plc .................. Household Durables 162,667 2,875,669
Unilever plc ..................... Personal Care Products 100,533 4,867,478
24,294,587
United States 22.1%
Albemarle Corp. ................. Chemicals 16,787 2,425,386
b
Alphabet, Inc., A ................. Interactive Media & Services 12,107 1,691,227
American Express Co. ............ Consumer Finance 11,545 2,162,840
Bank of America Corp. ............ Banks 171,380 5,770,365
Bath & Body Works, Inc. ........... Specialty Retail 47,345 2,043,410
Comcast Corp., A ................ Media 71,304 3,126,680
Delta Air Lines, Inc. ............... Passenger Airlines 126,529 5,090,262
DuPont de Nemours, Inc. .......... Chemicals 55,237 4,249,382
FedEx Corp. .................... Air Freight & Logistics 11,725 2,966,073
Fidelity National Information Services,
Inc. ......................... Financial Services 156,570 9,405,160
Kenvue , Inc. .................... Personal Care Products 125,859 2,709,744
Medtronic plc ................... Health Care Equipment & Supplies 51,600 4,250,808
b
NCR Atleos Corp. ................ Financial Services 116,343 2,825,972
b
NCR Voyix Corp. ................. Software 232,687 3,934,737
Paramount Global, B .............. Media 189,136 2,797,321
PNC Financial Services Group, Inc.
(The) ........................ Banks 27,965 4,330,380
Southwest Airlines Co. ............ Passenger Airlines 80,946 2,337,721
Stanley Black & Decker, Inc. ........ Machinery 31,422 3,082,498
Tapestry, Inc. ................... Textiles, Apparel & Luxury Goods 104,626 3,851,283
Target Corp. .................... Consumer Staples Distribution & Retail 44,906 6,395,513
Wells Fargo & Co. ................ Banks 80,067 3,940,898
79,387,660
Total Common Stocks (Cost $162,803,008) .....................................
178,169,408
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
c,e,f
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Broadline Retail 2,851,217 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Broadline Retail 2,929,327 EUR —
c,e,f
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Broadline Retail 1,782,466 —
—
Total Corporate Bonds (Cost $4,389,520) .......................................
—

Templeton Global Investment Trust
Schedule of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 43.6%
Australia 5.0%
New South Wales Treasury Corp.,
Senior Bond, 2%, 3/08/33 ........ 3,030,000 AUD $ 1,678,076
Queensland Treasury Corp., Senior
Bond, 2%, 8/22/33 .............. 24,390,000 AUD 13,429,745
Treasury Corp. of Victoria ,
f
Senior Bond, Reg S, 2.25%, 9/15/33 2,270,000 AUD 1,257,026
Senior Bond, 2.25%, 11/20/34 ..... 2,680,000 AUD 1,435,932
17,800,779
Brazil 4.4%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 35,450,000 BRL 7,354,912
10%, 1/01/31 .................. 14,887,000 BRL 3,040,613
10%, 1/01/33 .................. 4,483,000 BRL 910,523
F, 10%, 1/01/29 ................ 21,143,000 BRL 4,358,763
15,664,811
Colombia 2.0%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 83,000,000 COP 20,350
Colombia Titulos de Tesoreria ,
B, 13.25%, 2/09/33 ............. 3,803,300,000 COP 1,165,648
B, 7.25%, 10/18/34 ............. 6,802,000,000 COP 1,446,110
B, 6.25%, 7/09/36 .............. 2,213,000,000 COP 417,892
B, 9.25%, 5/28/42 .............. 16,928,000,000 COP 3,966,378
7,016,378
Dominican Republic 1.3%
f
Dominican Republic Government Bond ,
Senior Bond, 144A, 5.3%, 1/21/41 .. 2,030,000 1,761,025
Senior Bond, 144A, 6.4%, 6/05/49 .. 760,000 718,200
Senior Bond, 144A, 5.875%, 1/30/60 2,634,000 2,284,995
4,764,220
Ecuador 1.0%
f
Ecuador Government Bond ,
Senior Bond, 144A, 3.5%, 7/31/35 .. 6,275,000 2,261,376
Senior Note, 144A, 6%, 7/31/30 .... 2,846,000 1,329,407
3,590,783
Egypt 1.6%
f
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 710,000 495,245
Senior Bond, 144A, 7.3%, 9/30/33 .. 1,620,000 1,074,188
Senior Bond, 144A, 8.5%, 1/31/47 .. 2,840,000 1,774,830
Senior Bond, 144A, 7.903%, 2/21/48 240,000 145,399
Senior Bond, 144A, 8.7%, 3/01/49 .. 200,000 125,812
Senior Bond, 144A, 8.875%, 5/29/50 780,000 499,269
Senior Bond, 144A, 8.75%, 9/30/51 . 2,210,000 1,403,350
Senior Bond, 144A, 7.5%, 2/16/61 .. 510,000 299,477
5,817,570
El Salvador 0.0%
†
f
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 100,000 78,375

Templeton Global Investment Trust
Schedule of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana 0.5%
e
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 5,514,929 GHS $ 250,785
PIK, 8.5%, 2/15/28 .............. 5,518,997 GHS 216,072
PIK, 8.65%, 2/13/29 ............. 5,482,638 GHS 189,329
PIK, 8.8%, 2/12/30 .............. 5,486,677 GHS 171,363
PIK, 8.95%, 2/11/31 ............. 4,943,616 GHS 142,208
PIK, 9.1%, 2/10/32 .............. 4,947,252 GHS 134,016
PIK, 9.25%, 2/08/33 ............. 4,950,888 GHS 128,146
PIK, 9.4%, 2/07/34 .............. 4,386,460 GHS 109,954
PIK, 9.55%, 2/06/35 ............. 4,389,679 GHS 107,715
PIK, 9.7%, 2/05/36 .............. 4,392,898 GHS 106,414
PIK, 9.85%, 2/03/37 ............. 4,396,117 GHS 105,813
PIK, 10%, 2/02/38 .............. 4,399,336 GHS 105,742
1,767,557
Hungary 2.6%
Hungary Government Bond ,
1%, 11/26/25 .................. 1,242,000,000 HUF 3,256,992
3%, 10/27/27 .................. 106,800,000 HUF 280,690
4.75%, 11/24/32 ................ 2,203,700,000 HUF 5,872,626
9,410,308
India 4.9%
India Government Bond ,
7.26%, 1/14/29 ................ 227,500,000 INR 2,747,522
Senior Bond, 7.26%, 8/22/32 ...... 664,300,000 INR 8,001,695
Senior Note, 7.1%, 4/18/29 ....... 577,200,000 INR 6,925,568
17,674,785
Indonesia 4.5%
Indonesia Government Bond ,
FR68, 8.375%, 3/15/34 .......... 24,759,000,000 IDR 1,798,513
FR82, 7%, 9/15/30 .............. 4,273,000,000 IDR 283,682
FR87, 6.5%, 2/15/31 ............ 4,108,000,000 IDR 265,738
FR91, 6.375%, 4/15/32 .......... 11,532,000,000 IDR 741,420
FR95, 6.375%, 8/15/28 .......... 28,742,000,000 IDR 1,863,442
FR96, 7%, 2/15/33 .............. 168,172,000,000 IDR 11,325,970
16,278,765
Malaysia 4.7%
Malaysia Government Bond ,
3.478%, 6/14/24 ................ 12,470,000 MYR 2,717,235
4.181%, 7/15/24 ................ 5,920,000 MYR 1,293,265
4.059%, 9/30/24 ................ 7,360,000 MYR 1,608,750
3.882%, 3/14/25 ................ 6,270,000 MYR 1,373,403
3.955%, 9/15/25 ................ 2,376,000 MYR 521,301
3.9%, 11/30/26 ................. 3,890,000 MYR 855,892
3.892%, 3/15/27 ................ 90,000 MYR 19,764
3.502%, 5/31/27 ................ 1,080,000 MYR 234,404
3.899%, 11/16/27 ............... 34,380,000 MYR 7,558,180
3.582%, 7/15/32 ................ 3,720,000 MYR 794,868
16,977,062

Templeton Global Investment Trust
Schedule of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mexico 3.2%
Mexican Bonos ,
M, 10%, 11/20/36 ............... 4,570,000 MXN $ 290,127
M, Senior Bond, 7.75%, 11/23/34 ... 14,160,000 MXN 762,341
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 86,420,000 MXN 4,613,206
M, Senior Bond, 8.5%, 5/31/29 ..... 13,800,000 MXN 795,777
M, Senior Bond, 8.5%, 11/18/38 .... 8,380,000 MXN 471,107
M, Senior Bond, 7.75%, 11/13/42 ... 18,030,000 MXN 934,814
Petroleos Mexicanos , Senior Note,
6.84%, 1/23/30 ................ 4,240,000 3,680,701
11,548,073
Mongolia 0.6%
f
Mongolia Government Bond ,
Senior Bond, 144A, 4.45%, 7/07/31 . 1,450,000 1,218,542
Senior Note, 144A, 5.125%, 4/07/26 . 200,000 194,482
Senior Note, 144A, 3.5%, 7/07/27 .. 1,000,000 894,841
2,307,865
Panama 1.2%
Panama Government Bond ,
Senior Bond, 6.4%, 2/14/35 ....... 590,000 577,355
Senior Bond, 6.7%, 1/26/36 ....... 2,650,000 2,632,751
Senior Bond, 6.875%, 1/31/36 ..... 1,150,000 1,150,305
4,360,411
Romania 1.4%
f
Romania Government Bond, 144A,
2.875%, 4/13/42 ................ 6,920,000 EUR 5,183,419
South Korea 3.1%
Korea Treasury Bonds, 2.375%, 3/10/27 14,740,000,000 KRW 11,113,571
Sri Lanka 0.3%
f,g
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.2%, 5/11/27 .. 1,400,000 710,924
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 101,112
Senior Bond, 144A, 7.85%, 3/14/29 . 200,000 101,015
913,051
Supranational 1.3%
h
Asian Development Bank, Senior Note,
11.2%, 1/31/25 ................. 17,931,000,000 COP 4,577,030
Total Foreign Government and Agency Securities (Cost $157,617,252) ............
156,844,813
U.S. Government and Agency Securities 1.2%
United States 1.2%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................ 3,020,000 2,694,111
3.75%, 11/15/43 ................ 1,550,000 1,449,190
4,143,301
Total U.S. Government and Agency Securities (Cost $4,202,172) ..................
4,143,301

Templeton Global Investment Trust
Schedule of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
b,c
K2016470219 South Africa Ltd., Escrow
Account ...................... 168,113 $ —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $329,011,952) ...............................
339,157,522
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.1%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 18.55 MXN, Expires 3/13/24 .. 1 16,140,000 74,586
74,586
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, February Strike
Price 16.04 MXN, Expires 2/01/24 .. 1 4,034,000 742
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 17.39 MXN, Expires 3/13/24 .. 1 4,035,000 115,027
115,769
Total Options Purchased (Cost $256,824) ......................................
190,355
Short Term Investments 1.2%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.2%
United States 1.2%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ......... 4,293,363 4,293,363
Total Money Market Funds (Cost $4,293,363) ...................................
4,293,363
a a a a a
Total Short Term Investments (Cost $4,293,363 ) .................................
4,293,363
a a a
Total Investments (Cost $333,562,139) 95.7% ...................................
$343,641,240
Options Written (0.1)% .......................................................
(192,346)
Other Assets, less Liabilities 4.4% .............................................
15,878,340
Net Assets 100.0% ...........................................................
$359,327,234
a a a

Templeton Global Investment Trust
Schedule of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
k
Options Written (0.1)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 18.32 MXN, Expires 3/13/24 .. 1 4,035,000 $ (23,638)
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 19.18 MXN, Expires 3/13/24 .. 1 4,035,000 (10,072)
(33,710)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, March Strike
Price 17.14 MXN, Expires 3/13/24 .. 1 8,069,000 (158,636)
(158,636)
Total Options Written (Premiums received $164,376) ............................
$ (192,346)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Variable interest entity (VIE). See the Fund’s statement of additional information and/or notes to financial statements regarding investments made through a VIE structure. At
December 31, 2023, the aggregate value of these securities was $4,219,774, representing 1.2% of net assets.
b
Non-income producing.
c
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d
See Note 9 regarding restricted securities.
e
Income may be received in additional securities and/or cash.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $23,912,309, representing 6.7% of net assets.
g
See Note 7 regarding credit risk and defaulted securities.
h
A supranational organization is an entity formed by two or more central governments through international treaties.
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
See Note 1(c) regarding written options.

Templeton Global Investment Trust
Schedule of Investments
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... HSBK Buy 981,900,000 1,125,245 1/04/24 $ — $ (10,720)
Chilean Peso ...... HSBK Sell 981,900,000 1,129,919 1/04/24 15,394 —
Indian Rupee ...... HSBK Buy 130,568,000 1,564,776 1/08/24 3,853 —
Chilean Peso ...... HSBK Buy 981,900,000 1,128,906 1/18/24 — (14,263)
Chilean Peso ...... JPHQ Buy 902,400,000 1,034,044 1/31/24 — (9,549)
Chilean Peso ...... HSBK Buy 798,100,000 912,897 2/05/24 — (6,939)
Chilean Peso ...... JPHQ Buy 1,185,600,000 1,353,765 2/05/24 — (7,939)
Euro ............. HSBK Buy 3,970,000 4,345,371 3/04/24 48,612 —
South Korean Won .. HSBK Buy 9,300,000,000 7,114,742 3/20/24 99,212 —
South Korean Won .. HSBK Sell 1,554,000,000 1,211,696 3/20/24 6,267 —
Thai Baht ......... HSBK Buy 203,700,000 5,946,577 3/20/24 10,817 —
Japanese Yen ...... BOFA Buy 482,398,360 3,381,455 3/21/24 83,120 —
Japanese Yen ...... BOFA Sell 185,800,000 1,323,173 3/21/24 — (11,238)
Japanese Yen ...... MSCO Buy 2,238,000,000 15,486,818 4/05/24 624,838 —
Japanese Yen ...... BNDP Buy 239,887,530 1,680,401 4/15/24 49,135 —
Japanese Yen ...... BOFA Buy 853,112,100 5,975,723 4/15/24 175,027 —
Japanese Yen ...... DBAB Buy 1,110,438,260 7,774,267 4/15/24 231,747 —
Thai Baht ......... DBAB Buy 130,900,000 3,708,215 4/17/24 128,274 —
Norwegian Krone ... MSCO Buy 45,160,000 4,056,154 4/29/24 400,099 —
Norwegian Krone ... MSCO Sell 26,680,000 2,630,472 4/29/24 — (2,231)
Japanese Yen ...... JPHQ Buy 251,863,750 1,733,578 5/21/24 91,958 —
Australian Dollar .... DBAB Buy 2,688,000 1,767,986 5/22/24 70,946 —
Australian Dollar .... JPHQ Buy 4,277,000 2,811,016 5/22/24 114,994 —
Australian Dollar .... MSCO Buy 6,160,000 4,089,378 6/11/24 126,547 —
Norwegian Krone ... DBAB Buy 40,861,000 3,769,969 6/11/24 264,824 —
Mexican Peso ...... MSCO Buy 7,426,000 326,882 9/03/24 92,972 —
Mexican Peso ...... MSCO Sell 7,426,000 315,711 9/03/24 — (104,143)
Total Forward Exchange Contracts ................................................... $2,638,636 $(167,022)
Net unrealized appreciation (depreciation) ............................................ $2,471,614
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  10  regarding other derivative information.
See Abbreviations on page 44 .

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global
Balanced Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $329,268,776
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 4,293,363
Value - Unaffiliated issuers .................................................................. $339,347,877
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 4,293,363
Cash .................................................................................... 1,134
Restricted cash for OTC derivative contracts (Note 1 d ) ............................................... 800,000
Receivables:
Investment securities sold ................................................................... 5,913,557
Capital shares sold ........................................................................ 40,541
Dividends and interest ..................................................................... 4,423,389
Foreign tax refund ......................................................................... 90,333
European Union tax reclaims (Note 1f) ......................................................... 6,922,410
Unrealized appreciation on OTC forward exchange contracts .......................................... 2,638,636
Deferred tax benefit ......................................................................... 111,553
Total assets .......................................................................... 364,582,793
Liabilities:
Payables:
Investment securities purchased .............................................................. 11,160
Capital shares redeemed ................................................................... 519,338
Management fees ......................................................................... 222,429
Distribution fees .......................................................................... 77,155
Transfer agent fees ........................................................................ 126,336
Trustees' fees and expenses ................................................................. 48
IRS closing agreement payments for European Union tax reclaims (Note 1 f ) ............................. 2,863,749
Deposits from brokers for:
OTC derivative contracts .................................................................. 800,000
Options written, at value (premiums received $164,376) .............................................. 192,346
Unrealized depreciation on OTC forward exchange contracts .......................................... 167,022
Accrued expenses and other liabilities ........................................................... 275,976
Total liabilities ......................................................................... 5,255,559
Net assets, at value ................................................................. $359,327,234
Net assets consist of:
Paid-in capital ............................................................................. $497,174,018
Total distributable earnings (losses) ............................................................. (137,846,784)
Net assets, at value ................................................................. $359,327,234

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Global
Balanced Fund
Class A:
Net assets, at value ....................................................................... $206,734,076
Shares outstanding ........................................................................ 83,207,418
Net asset value per share
a
.................................................................. $2.48
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $2.62
Class A1:
Net assets, at value ....................................................................... $104,308,732
Shares outstanding ........................................................................ 41,911,676
Net asset value per share
a
.................................................................. $2.49
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $2.59
Class C:
Net assets, at value ....................................................................... $13,259,386
Shares outstanding ........................................................................ 5,349,373
Net asset value and maximum offering price per share
a
............................................. $2.48
Class C1:
Net assets, at value ....................................................................... $1,339,660
Shares outstanding ........................................................................ 536,899
Net asset value and maximum offering price per share
a
............................................. $2.50
Class R:
Net assets, at value ....................................................................... $647,144
Shares outstanding ........................................................................ 259,303
Net asset value and maximum offering price per share ............................................. $2.50
Class R6:
Net assets, at value ....................................................................... $3,540,594
Shares outstanding ........................................................................ 1,422,763
Net asset value and maximum offering price per share ............................................. $2.49
Advisor Class:
Net assets, at value ....................................................................... $29,497,642
Shares outstanding ........................................................................ 11,810,252
Net asset value and maximum offering price per share ............................................. $2.50
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Global Investment Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global
Balanced Fund
Investment income:
Dividends: (net of foreign taxes of $273,625)
Unaffiliated issuers ........................................................................ $5,931,027
Non-controlled affiliates (Note 3 f ) ............................................................. 836,418
Interest: (net of foreign taxes of $392,221)
Unaffiliated issuers ........................................................................ 10,653,864
Other income (Note 1f) ....................................................................... 157,760
Less: IRS closing agreement payments for European Union tax reclaims (Note 1f) .......................... (196,114)
Total investment income ................................................................... 17,382,955
Expenses:
Management fees (Note 3 a ) ................................................................... 2,791,513
Distribution fees: (Note 3c )
    Class A ................................................................................ 522,788
    Class A1 ............................................................................... 266,906
    Class C ................................................................................ 159,186
    Class C1 ............................................................................... 9,826
    Class R ................................................................................ 3,149
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 323,857
    Class A1 ............................................................................... 165,384
    Class C ................................................................................ 24,743
    Class C1 ............................................................................... 2,350
    Class R ................................................................................ 975
    Class R6 ............................................................................... 2,427
    Advisor Class ............................................................................ 48,081
Custodian fees (Note 4 ) ...................................................................... 74,600
Reports to shareholders fees .................................................................. 79,157
Registration and filing fees .................................................................... 112,188
Professional fees ........................................................................... 191,167
Trustees' fees and expenses .................................................................. 48,115
Other .................................................................................... 59,127
Total expenses ......................................................................... 4,885,539
Expense reductions (Note 4 ) ............................................................... (108,454)
Expenses waived/paid by affiliates (Note 3f and 3g) .............................................. (325,665)
Net expenses ......................................................................... 4,451,420
Net investment income ................................................................ 12,931,535

Templeton Global Investment Trust
Financial Statements
Statement of Operations
(continued)
for the year ended December 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Global
Balanced Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (13,141,411)
Written options ........................................................................... 30,493
Foreign currency transactions ................................................................ 146,991
Forward exchange contracts ................................................................. (5,497,817)
Swap contracts ........................................................................... 1,008,778
Net realized gain (loss) .................................................................. (17,452,966)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 51,450,370
Translation of other assets and liabilities denominated in foreign currencies .............................. 201,332
Written options ........................................................................... (27,970)
Forward exchange contracts ................................................................. 1,441,641
Swap contracts ........................................................................... (1,238,396)
Change in deferred taxes on unrealized appreciation ............................................... 92,841
Net change in unrealized appreciation (depreciation) ............................................ 51,919,818
Net realized and unrealized gain (loss) ............................................................ 34,466,852
Net increase (decrease) in net assets resulting from operations .......................................... $47,398,387

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton Global Balanced Fund
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $12,931,535 $12,621,002
Net realized gain (loss) ................................................. (17,452,966) (46,388,298)
Net change in unrealized appreciation (depreciation) ........................... 51,919,818 (44,470,346)
Net increase (decrease) in net assets resulting from operations ................ 47,398,387 (78,237,642)
Distributions to shareholders from tax return of capital:
Class A ............................................................. (7,527,254) (7,322,788)
Class A1 ............................................................ (3,823,929) (3,887,214)
Class C ............................................................. (427,162) (548,737)
Class C1 ............................................................ (45,892) (65,374)
Class R ............................................................. (21,299) (24,765)
Class R6 ............................................................ (106,261) (90,479)
Advisor Class ........................................................ (1,175,180) (1,358,531)
Total distributions to shareholders .......................................... (13,126,977) (13,297,888)
Capital share transactions: (Note 2 )
Class A ............................................................. (23,493,866) (42,854,621)
Class A1 ............................................................ (14,166,626) (30,041,873)
Class C ............................................................. (7,142,001) (15,440,725)
Class C1 ............................................................ (689,186) (1,094,816)
Class R ............................................................. (6,461) (394,902)
Class R6 ............................................................ 831,066 (290,348)
Advisor Class ........................................................ (6,160,499) (15,961,602)
Total capital share transactions ............................................ (50,827,573) (106,078,887)
Net increase (decrease) in net assets ................................... (16,556,163) (197,614,417)
Net assets:
Beginning of year ....................................................... 375,883,397 573,497,814
End of year ........................................................... $359,327,234 $375,883,397

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Templeton Global Balanced Fund
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
Templeton Global Balanced Fund (Fund) is included in this
report. The Fund offers seven classes of shares: Class A,
Class A1, Class C, Class C1, Class R, Class R6 and Advisor
Class. Class C and Class C1 shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2023, the Fund had OTC
derivatives in a net liability position of $1,991.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. At December 31, 2023, the
Fund received $987,884 in U.S. Treasury Bonds and Notes
as collateral for derivatives.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. At December 31, 2023, the Fund had no
interest rate swap contracts.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 10 regarding other derivative information.
d. Restricted Cash
At December 31, 2023, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian and/or counterparty broker and is reflected in the Statement of Assets and Liabilities.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2023,
the Fund had no securities on loan.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. The Fund determined to
enter into a closing agreement with the IRS and recorded the estimated payments as a reduction to income, as reflected in the Statement of Operations.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 5,965,175 $14,106,990 7,689,306 $18,643,503
Shares issued in reinvestment of distributions .......... 3,056,717 7,213,881 3,027,389 7,012,006
Shares redeemed ............................... (18,985,938) (44,814,737) (28,645,649) (68,510,130)
Net increase (decrease) .......................... (9,964,046) $(23,493,866) (17,928,954) $(42,854,621)
Class A1 Shares:
Shares sold ................................... 1,682,115 $3,949,983 1,306,554 $3,128,760
Shares issued in reinvestment of distributions .......... 1,567,764 3,704,390 1,620,156 3,759,109
Shares redeemed ............................... (9,242,737) (21,820,999) (15,586,982) (36,929,742)
Net increase (decrease) .......................... (5,992,858) $(14,166,626) (12,660,272) $(30,041,873)
Class C Shares:
Shares sold ................................... 743,327 $1,739,817 652,460 $1,593,651
Shares issued in reinvestment of distributions .......... 179,206 421,549 232,940 539,119
Shares redeemed
a
.............................. (3,951,741) (9,303,367) (7,235,955) (17,573,495)
Net increase (decrease) .......................... (3,029,208) $(7,142,001) (6,350,555) $(15,440,725)
Class C1 Shares:
Shares sold ................................... 104,615 $245,837 50,406 $120,538
Shares issued in reinvestment of distributions .......... 19,313 45,748 27,832 64,829
Shares redeemed
a
.............................. (413,172) (980,771) (544,980) (1,280,183)
Net increase (decrease) .......................... (289,244) $(689,186) (466,742) $(1,094,816)
Class R Shares:
Shares sold ................................... 50,774 $118,692 45,002 $112,137
Shares issued in reinvestment of distributions .......... 6,445 15,276 6,016 14,024
Shares redeemed ............................... (60,071) (140,429) (229,209) (521,063)
Net increase (decrease) .......................... (2,852) $(6,461) (178,191) $(394,902)
Class R6 Shares:
Shares sold ................................... 650,235 $1,495,383 176,826 $441,080
Shares issued in reinvestment of distributions .......... 44,099 104,523 38,248 88,921
Shares redeemed ............................... (324,615) (768,840) (343,225) (820,349)
Net increase (decrease) .......................... 369,719 $831,066 (128,151) $(290,348)
Advisor Class Shares:
Shares sold ................................... 1,208,881 $2,875,560 1,430,486 $3,486,490
Shares issued in reinvestment of distributions .......... 420,907 998,284 518,629 1,211,215
Shares redeemed ............................... (4,234,508) (10,034,343) (8,547,520) (20,659,307)
Net increase (decrease) .......................... (2,604,720) $(6,160,499) (6,598,405) $(15,961,602)
a
May include a portion of Class C and C1 shares that were automatically converted to Class A.

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
Effective May 1, 2023, the Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
Prior to May 1, 2023, the Fund paid fees, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2023, the gross effective investment management fee rate was 0.759% of the Fund’s average daily net assets.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Templeton Investment Counsel, LLC (TICL) Investment manager
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.725% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.575% Over $1 billion, up to and including $1.5 billion
0.525% Over $1.5 billion, up to and including $6.5 billion
0.500% Over $6.5 billion, up to and including $11.5 billion
0.478% Over $11.5 billion, up to and including $16.5 billion
0.465% Over $16.5 billion, up to and including $19 billion
0.455% Over $19 billion, up to and including $21.5 billion
0.445% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.825% Up to and including $500 million
0.725% Over $500 million, up to and including $1 billion
0.675% Over $1 billion, up to and including $1.5 billion
0.625% Over $1.5 billion, up to and including $6.5 billion
0.600% Over $6.5 billion, up to and including $11.5 billion
0.578% Over $11.5 billion, up to and including $16.5 billion
0.565% Over $16.5 billion, up to and including $19 billion
0.555% Over $19 billion, up to and including $21.5 billion
0.545% In excess of $21.5 billion

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
Under a subadvisory agreement, Advisers and TICL, affiliates of Global Advisors, provides subadvisory services to the Fund.
The subadvisory fee is paid by Global Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by
Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C, C1 and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
.
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class C1 ................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $7,950
CDSC retained .............................................................................. $972
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
For the year ended December 31, 2023, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$211,210 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2023, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.95% based on the average net assets of each class until April 30,
2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until April 30, 2024.
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Balanced Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $9,495,771 $130,769,592 $(135,972,000) $— $— $4,293,363 4,293,363 $836,418
Total Affiliated Securities ... $9,495,771 $130,769,592 $(135,972,000) $— $— $4,293,363 $836,418
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
During the year ended December 31, 2023 the Fund utilized $2,136,457 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:
At December 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, wash sales, EU reclaims, payments-in-kind, bond discounts and premiums, tax straddles and net operating losses.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2023, aggregated
$200,838,640 and $239,880,647, respectively.
7. Credit Risk and Defaulted Securities
At December 31, 2023, the Fund had 10.2% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At December
31, 2023, the aggregate value of these securities was $913,051 representing 0.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $26,588,638
Long term ................................................................................ 119,957,129
Total capital loss carryforwards ............................................................... $146,545,767
2023 2022
Distributions paid from:
Return of capital ........................................................... $13,126,977 $13,297,888
Cost of investments .......................................................................... $341,557,643
Unrealized appreciation ........................................................................ $37,638,834
Unrealized depreciation ........................................................................ (33,275,969)
Net unrealized appreciation (depreciation) .......................................................... $4,362,865

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Other Derivative Information
At December 31, 2023, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Balanced Fund
32,900,733
a
K2016470219 South Africa Ltd., A ............... 2/08/13 – 2/01/17 $ 81,025 $ —
4,646,498
a
K2016470219 South Africa Ltd., B ............... 2/01/17 3,450 —
Total Restricted Securities (Value is —% of Net Assets) .............. $84,475 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $0 as of December 31, 2023.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Balanced Fund
Foreign exchange contracts ..
Investments in securities, at value $ 190,355
a
Options written, at value $ 192,346
Unrealized appreciation on OTC
forward exchange contracts
2,638,636 Unrealized depreciation on OTC
forward exchange contracts
167,022
Total .................... $2,828,991 $359,368
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
For the year ended December 31, 2023, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2023, the average month end notional amount of swap contracts and options represented
$11,604,615 and $8,689,846 respectively. The average month end contract value of forward exchange contracts was
$119,881,611.
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 44 .
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2023, the Fund did not use the Global Credit Facility.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Templeton Global Balanced Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $1,008,778 Swap contracts $(1,238,396)
Foreign exchange contracts .....
Investments (129,468)
a
Investments (66,470)
a
Written options 30,493 Written options (27,970)
Forward exchange contracts (5,497,817) Forward exchange contracts 1,441,641
Total ....................... $(4,588,014) $108,805
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation)  on investments in the Statement of Operations.
10. Other Derivative Information
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ 2,520,733 $ 6,139,695 $ — $ 8,660,428
France ............................... — 6,805,422 — 6,805,422
Germany ............................. — 20,866,407 — 20,866,407
Hong Kong ........................... — 1,627,345 — 1,627,345
Hungary ............................. 2,728,901 — — 2,728,901
Japan ............................... — 3,199,201 — 3,199,201
Netherlands ........................... — 10,290,684 — 10,290,684
Norway .............................. — 3,053,616 — 3,053,616
South Africa ........................... — — —
a
—
South Korea .......................... — 11,097,297 — 11,097,297
Switzerland ........................... — 2,681,095 — 2,681,095
Taiwan ............................... — 3,476,765 — 3,476,765
United Kingdom ........................ — 24,294,587 — 24,294,587
United States .......................... 79,387,660 — — 79,387,660
Corporate Bonds ........................ — — —
a
—
Foreign Government and Agency Securities .... — 156,844,813 — 156,844,813
U.S. Government and Agency Securities ....... — 4,143,301 — 4,143,301
Escrows and Litigation Trusts ............... — — —
a
—
Options purchased ....................... — 190,355 — 190,355
Short Term Investments ................... 4,293,363 — — 4,293,363
Total Investments in Securities ........... $88,930,657 $254,710,583
b
$— $343,641,240
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 2,638,636 $ — $ 2,638,636
Total Other Financial Instruments ......... $— $2,638,636 $— $2,638,636
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 192,346 $ — $ 192,346
Forward exchange contracts ................ — 167,022 — 167,022
Total Other Financial Instruments ......... $— $359,368 $— $359,368
a
Includes financial instruments determined to have no value.

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
b
Includes foreign securities valued at $93,532,114, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
DBAB
Deutsche Bank AG
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
PIK
Payment-In-Kind
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EUR
Euro
GHS
Ghanaian Cedi
HUF
Hungarian Forint
IDR
Indonesian Rupiah
INR
Indian Rupee
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
12. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Global Investment Trust and Shareholders of Templeton Global Balanced Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Global Balanced Fund (one of the funds constituting Templeton Global Investment Trust, referred to hereafter as the "Fund")
as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended
December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Global Investment Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Templeton Global Balanced Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2023:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obiligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2023:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $1,741,719
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $5,597,134
Interest Earned from Federal Obligations Note (1) $135,834
Amount Reported
Foreign Taxes Paid $575,513
Foreign Source Income Earned $11,638,483

Templeton Global Investment Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1994 118 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 29 Ares Strategic Income Fund
(closed-end investment
management company) (September
2022-present); Ares Capital
Corporation (specialty finance
company) (2010-present); and
formerly , United Natural Foods,
Inc. (food distribution) (2013-2023)
and Navient Corporation (loan
management, servicing and asset
recovery) (2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Terrence J. Checki (1945) Trustee Since January 2023 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2017 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1996 and Lead
Independent
Trustee since 2007
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023);Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2006 29 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2006 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2001 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Vice
President since
January 2023 and
Trustee since 2006
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Susan Kerr (1949) Vice President -
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Independent Board Members
(continued)

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Christopher Kings (1974) Chief Executive
Officer - Finance
and Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Manraj S. Sekhon (1969) President and
Chief Executive
Officer –
Investment
Management
Since April 2023 Not Applicable Not Applicable
7 Temasek Blvd.
Suntec Tower 1, #38-03
Singapore 038987
Principal Occupation During at Least the Past 5 Years:
Chief Investment Officer, Franklin Templeton Emerging Markets Equity; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since
June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since January
2024
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Templeton Global Investment Trust

franklintempleton.com
Annual Report
general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Templeton Global Investment Trust
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

325 A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Global Balanced Fund
Investment Manager Distributor Shareholder Services
Templeton Global Advisors Limited Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $66,061 for the fiscal year ended December 31, 2023 and $65,583 for the fiscal year ended December 31, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended December 31, 2023 and $7,000 for the fiscal year ended December 31, 2022. The services for which these fees were paid included preparation of tax returns in relation to the liquidation of previously consolidated entities.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended December 31, 2023 and $70,000 for the fiscal year ended December 31, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $163,926 for the fiscal year ended December 31, 2023 and $240,211 for the fiscal year ended December 31, 2022. The services for which these fees were paid included professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge, professional fees relating to security counts and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $233,926 for the fiscal year ended December 31, 2023 and $317,211 for the fiscal year ended December 31, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.
        N/A

Item 6. Schedule of Investments.
    N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.       N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.           N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.      N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.

There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                         N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  February 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  February 26, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  February 26, 2024